Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                      Washington, D.C. 20005


                                                 November 6, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Alliance Municipal Trust
           (File Nos. 2-79807 and 811-3586)
          Alliance Capital Reserves
           (File Nos. 2-61564 and 811-2835)
          Alliance Government Reserves
           (File Nos. 2-63315 and 811-2889)


Dear Sir or Madam:

     On behalf of the above-referenced funds (each, a "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus of each Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement. Each Fund's post-effective amendment was filed electronically with the Securities and Exchange Commission on October 25, 2002.


                                               Sincerely,

                                               /s/ Paul M. Miller
                                               ------------------
                                                   Paul M. Miller



00250.0185 #360837